Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42381
Entity Registrant Name	INNEOVA Holdings Limited
Entity Central Index Key	0001933951
Entity Address, Address Line One	14 Ang Mo Kio
Entity Address, Address Line Two	Street 63
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	569116